Summary of foreign currency sensitivity (Details) (Parenthetical) - Currency risk [member]	Mar. 31, 2023
United States Of America Dollars Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Foreign Currency Sensitivity, Percentage of Reasonably Possible Change in Actuarial Assumption	5.00%
United Kingdom Pounds Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Foreign Currency Sensitivity, Percentage of Reasonably Possible Change in Actuarial Assumption	5.00%
Euro Member Countries Euro Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Foreign Currency Sensitivity, Percentage of Reasonably Possible Change in Actuarial Assumption	5.00%
Singapore Dollars Against India Rupees [Member]
IfrsStatementLineItems [Line Items]
Foreign Currency Sensitivity, Percentage of Reasonably Possible Change in Actuarial Assumption	5.00%